Income Taxes - Uncertain Tax Positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized Tax Benefits, Beginning Balance	$ 13,721	$ 1,145	$ 1,450
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	0	12,098	0
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	4,996	518	412
Unrecognized Tax Benefits, Increase Resulting from Acquisition	70,842
Unrecognized Tax Benefit, Increases For Return to Provisions	10,949
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	(326)	(40)	0
Unrecognized Tax Benefits Reductions Resulting From Payment	0	0	(717)
Unrecognized Tax Benefits, Ending Balance	100,182	13,721	$ 1,145
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	19,808	5,454
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	745
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	100,182	13,721
Unrecognized Tax Benefits, Increase Resulting from Acquisition	70,842
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits, Increase Resulting from Acquisition	70,842
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	100,182	$ 13,721
Tax Uncertainty in Israel
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized Tax Benefits, Increase Resulting from Acquisition	66,616
Unrecognized Tax Benefits, Increase Resulting from Acquisition	66,616
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits, Increase Resulting from Acquisition	$ 66,616